[Transamerica Life Insurance Company Letterhead]

September 21, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA K
File No. 811- 10617, CIK 0001143311
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA K, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance TrustSM, Nations Separate Account Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 3, 2004, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 17, 2004, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 15, 2004, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 25, 2004, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000837274);

•	On August 20, 2004, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 31, 2004, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

September 21, 2004

•	On September 8, 2004,, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001047987);

•	On August 24, 2004, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 30, 2004, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

•	On August 23, 26 and 27, 2004, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group